Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about hedges [abstract]
Summary of Derivative Financial Instruments
9.1 Details of derivative financial instruments held for trading as of December 31, 2021 and 2022, are as follows:

	December 31, 2021						December 31, 2022
	Notional amount		Assets		Liabilities		Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Forwards	￦	4,037,717	￦	140,126	￦	126,610	￦	8,261,663	￦	821,603	￦	431,002
Futures*		6,479,692		1,903		2,464		4,450,505		765		256
Swaps		334,721,395		354,686		397,046		359,581,194		859,670		694,713
Options		12,547,000		176,274		199,567		10,508,000		274,596		272,284

		357,785,804		672,989		725,687		382,801,362		1,956,634		1,398,255

Currency
Forwards		105,509,405		1,296,083		934,944		115,682,577		2,813,603		2,472,119
Futures*		361,791		464		877		413,960		36		2,364
Swaps		65,028,025		1,082,873		1,331,597		91,646,725		3,525,458		4,049,390
Options		1,885,064		7,643		11,044		1,852,065		27,258		13,025

		172,784,285		2,387,063		2,278,462		209,595,327		6,366,355		6,536,898

Stock and index
Futures*		1,612,965		14,338		6,530		1,828,302		37,455		89,624
Swaps		5,207,198		322,888		132,619		6,649,735		377,840		492,275
Options		7,617,703		95,338		241,371		7,257,715		168,311		359,274

		14,437,866		432,564		380,520		15,735,752		583,606		941,173

Credit
Swaps		2,602,382		18,979		7,409		3,006,114		32,860		17,468

		2,602,382		18,979		7,409		3,006,114		32,860		17,468

Commodity
Futures*		6,370		43		82		28,577		1,970		941
Swaps		—		—		—		131,500		887		885

		6,370		43		82		160,077		2,857		1,826

Others		1,695,540		20,904		117,629		1,003,301		41,859		313,917

	￦	549,312,247	￦	3,532,542	￦	3,509,789	￦	612,301,933	￦	8,984,171	￦	9,209,537

*	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.
9.3.2 Details of derivative instruments designated as fair value hedge as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	8,910,139	￦	127,290	￦	38,253	￦	(33,227)
Currency
Forwards		1,705,213		2,436		54,855		(174,707)

	￦	10,615,352	￦	129,726	￦	93,108	￦	(207,934)

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	13,290,183	￦	186,258	￦	104,856	￦	(1,244)
Currency
Forwards		1,402,671		36,567		26,008		(129,451)

	￦	14,692,854	￦	222,825	￦	130,864	￦	(130,695)

9.4.2 Details of derivative instruments designated as cash flow hedge as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	4,553,250	￦	12,575	￦	9,532	￦	36,164
Currency
Swaps		3,055,264		46,527		61,331		60,327

	￦	7,608,514	￦	59,102	￦	70,863	￦	96,491

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Forwards	￦	1,079,652	￦	20,202	￦	56,753	￦	(36,372)
Swaps		3,231,288		101,975		124		111,902
Currency
Swaps		3,521,600		116,961		98,237		(6,379)

	￦	7,832,540	￦	239,138	￦	155,114	￦	69,151

9.5.2 Details of financial instruments designated as hedge of net investments in foreign operations as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	91,636	￦	—	￦	8,498	￦	(8,494)
Debentures in foreign currencies		1,273,227		—		1,273,227		(80,235)

	￦	1,364,863	￦	—	￦	1,281,725	￦	(88,729)

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	92,511	￦	—	￦	11,194	￦	(16,168)
Debentures in foreign currencies		1,361,080		—		1,361,080		(87,853)

	￦	1,453,591	￦	—	￦	1,372,274	￦	(104,021)

Summary of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows
9.2 Average price conditions of future nominal cash flows by type of hedge accounting as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	2,223,113	￦	1,423,760	￦	967,376	￦	2,153,200	￦	1,428,673	￦	2,419,230	￦	10,615,352
Average price condition (%)		0.94		1.23		1.04		1.16		1.06		1.39		1.18
Average price condition (USD/KRW)		1,144.74		1,154.78		1,169.72		—		—		—		1,150.30
Average price condition (EUR/KRW)		1,359.59		1,363.95		1,394.84		—		1,458.92		—		1,409.23
Average price condition (AUD/KRW)		859.41		—		—		—		—		—		859.41
Average price condition (GBP/KRW)		1,554.65		—		—		1,620.05		—		—		1,557.47
Cash flow hedge
Nominal amount of the hedging instrument	￦	4,150,546	￦	1,763,372	￦	322,735	￦	641,733	￦	580,128	￦	150,000	￦	7,608,514
Average price condition (%)		1.01		1.51		2.06		1.87		1.84		2.12		1.21
Average price condition (USD/KRW)		1,159.92		1,178.13		1,145.05		1,139.40		1,123.13		—		1,152.89
Average price condition (EUR/KRW)		1,312.75		1,321.00		1,364.00		1,374.73		—		—		1,351.76
Average price condition (AUD/KRW)		—		—		856.40		851.50		—		—		853.40
Average price condition (SGD/KRW)		—		866.14		—		—		—		—		866.14
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	91,636	￦	—	￦	—	￦	—	￦	—	￦	—	￦	91,636
Average price condition (USD/KRW)		1,071.00		—		—		—		—		—		1,071.00
Average price condition (GBP/KRW)		1,465.26		—		—		—		—		—		1,465.26

	December 31, 2022
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	5,612,378	￦	1,921,072	￦	2,701,675	￦	1,883,332	￦	426,551	￦	2,147,846	￦	14,692,854
Average price condition (%)		4.17		4.52		4.64		4.56		4.36		4.64		4.43
Average price condition (USD/KRW)		1,197.01		1,262.56		1,276.70		—		—		—		1,240.59
Average price condition (EUR/KRW)		1,363.42		1,373.32		—		1,436.86		—		—		1,387.71
Average price condition (AUD/KRW)		886.23		895.76		—		—		—		—		890.17
Average price condition (GBP/KRW)		1,617.02		—		1,535.25		—		—		—		1,537.85
Cash flow hedge
Nominal amount of the hedging instrument	￦	3,033,420	￦	892,720	￦	1,846,139	￦	771,585	￦	1,078,676	￦	210,000	￦	7,832,540
Average price condition (%)		2.90		2.60		4.42		4.62		4.95		3.99		3.54
Average price condition (USD/KRW)		1,178.13		1,196.80		1,166.24		1,225.35		1,252.61		—		1,202.02
Average price condition (EUR/KRW)		1,321.00		1,364.00		1,374.73		—		—		—		1,362.51
Average price condition (AUD/KRW)		—		856.40		851.50		—		—		—		853.40
Average price condition (SGD/KRW)		866.14		—		—		—		—		—		866.14
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	65,012	￦	27,499	￦	—	￦	—	￦	—	￦	—	￦	92,511
Average price condition (USD/KRW)		1,071.00		—		—		—		—		—		1,071.00
Average price condition (GBP/KRW)		—		1,465.26		—		—		—		—		1,465.26

Summary of Detailed Information about Hedged Items
9.3.1 Details of fair value hedged items as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

		December 31, 2021								2021
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	1,627,228	￦	—	￦	(20,272)	￦	—	￦	(26,247)
	Debt securities in foreign currencies		3,567,662		—		(22,384)		—		(71,246)
	Deposits in foreign currencies		—		93,521		—		(1,319)		3,222
	Debentures in Korean won		—		2,470,123		—		(79,877)		70,308
	Debentures in foreign currencies		—		1,154,178		—		27,953		45,132

			5,194,890		3,717,822		(42,656)		(53,243)		21,169

Currency	Debt securities in foreign currencies		2,443,893		—		133,268		—		180,676

			2,443,893		—		133,268		—		180,676

		￦	7,638,783	￦	3,717,822	￦	90,612	￦	(53,243)	￦	201,845

		December 31, 2022								2022
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	2,467,171	￦	—	￦	(107,444)	￦	—	￦	(86,757)
	Debt securities in foreign currencies		3,142,973		—		(232,085)		—		(215,183)
	Deposits in foreign currencies		—		29,429		—		(8,591)		6,976
	Debentures in Korean won		—		5,690,371		—		(249,629)		171,841
	Debentures in foreign currencies		—		1,196,781		—		(95,865)		123,817

			5,610,144		6,916,581		(339,529)		(354,085)		694

Currency	Debt securities in foreign currencies		1,596,049		—		82,284		—		151,303

			1,596,049		—		82,284		—		151,303

		￦	7,206,193	￦	6,916,581	￦	(257,245)	￦	(354,085)	￦	151,997

Summary of Information About Amounts that Affected Statement of Comprehensive Income as Result of Hedge Accounting
9.3.3 Details of hedge ineffectiveness recognized in profit or loss on derivative instruments designated as fair value hedge for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Hedge accounting
Interest rate	￦	5,742	￦	(12,058)	￦	(550)
Currency		56,684		5,969		21,852

	￦	62,426	￦	(6,089)	￦	21,302

9.3.4 Gains or losses on fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	89,179	￦	(187,364)	￦	(101,281)
Gains (losses) on hedged items attributable to the hedged risk		(26,899)		188,556		122,552

	￦	62,280	￦	1,192	￦	21,271

9.4.1 Details of cash flow hedged items as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	Cash flow hedge reserve				Changes in fair value
	December 31, 2021		December 31, 2022		2021		2022
	(In millions of Korean won)
Hedge accounting
Interest rate risk	￦	4,864	￦	46,229	￦	(36,428)	￦	(107,134)
Currency risk		(12,597)		(22,488)		12,605		14,289

	￦	(7,733)	￦	23,741	￦	(23,823)	￦	(92,845)

9.4.3 Gains or losses on cash flow hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Gains (losses) on hedging instruments:	￦	(55,240)	￦	96,491	￦	69,151
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)		(48,034)		95,478		71,692
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)		(7,206)		1,013		(2,541)
9.4.4 Amounts recognized in other comprehensive income (loss) and reclassified from equity to profit or loss related to derivative instruments designated as cash allow hedge for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Other comprehensive income (loss)	￦	(48,034)	￦	95,478	￦	71,692
Reclassification to profit or loss		39,190		(53,080)		(13,288)
Income tax effect		7,580		(21,534)		(26,930)

	￦	(1,264)	￦	20,864	￦	31,474

9.5.1 Details of net investments in foreign operations hedged items as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	Foreign currency translation reserve		Changes in fair value
	December 31, 2021	December 31, 2022	2021		2022
	(In millions of Korean won)
Hedge accounting
Currency risk	￦ (35,658)	￦ (114,743)	￦	88,729	￦	104,021

Summary of Fair Value of Non Derivative Financial Instruments
9.5.3 Fair value of
non-derivative
financial instruments designated as hedge of net investments in foreign operations as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Debentures in foreign currencies	￦	1,275,291	￦	1,211,215

Summary of Gains or Losses from Hedging Instruments and Hedged Items Attributable to the Hedged Risk
9.5.4 Gains or losses on net investments in foreign operations hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Gains (losses) on hedging instruments:	￦	88,769	￦	(88,729)	￦	(104,021)
Effective portion of gains (losses) on hedge of net investments in foreign operations (recognized in other comprehensive income or loss)		88,769		(88,729)		(104,021)
Ineffective portion of gains (losses) on hedge of net investments in foreign operations (recognized in profit or loss)		—		—		—

Summary of Effective Portion of Gains or Losses on Hedging Instruments Recognized in Other Comprehensive Income
9.5.5 Effective portion of gains or losses on net investments in foreign operations hedging instruments recognized in other comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Other comprehensive income (loss)	￦	88,769	￦	(88,729)	￦	(104,021)
Reclassification to profit or loss		—		5,195		—
Income tax effect		(24,500)		25,599		24,936

	￦	64,269	￦	(57,935)	￦	(79,085)

Summary of Interest Rate Benchmark Reform
Details of the Group’s exposure to hedging relationships related to the interest rate benchmark reform as of December 31, 2022, are as follows:

		December 31, 2022
Interest rate benchmark	Currency	Carrying amount of non-derivative assets	Carrying amount of non-derivative liabilities	Notional amount of hedging instruments
	(In millions of Korean won and millions of US dollars)
CD#3M	KRW	2,760,791	5,690,371	6,440,000
USD#LIBOR#3M	USD	1,895	1,385	3,753
USD#LIBOR#6M	USD	167	—	182